Schedule of Annual Maturities of Capital Leases (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
2016	$ 1,694,006
2017	923,908
Total capital lease payments	2,617,914
Less amount representing interest	(461,078)
Total future minimum lease payments	2,156,836
Less: current portion of capital leases	(1,305,426)
Long term portion of capital leases	851,410	$ 2,156,837
Total future minimum lease payments	$ 2,156,836